17. Pension plan	12 Months Ended
Dec. 31, 2016
Pension plan

Prior to December 1, 2000, the Group had only one defined contribution pension plan for all its Hong Kong employees. Under this plan, all employees were entitled to pension benefits equal to their own contributions plus 50% to 100% of individual fund account balances contributed by the Group, depending on their years of service with the Group. The Group was required to make specific contributions at approximately 10% of the basic salaries of the employees to an independent fund management company.

With the introduction of the Mandatory Provident Fund Scheme, a defined contribution scheme managed by an independent trustee on 1st December, 2000, the Group and its employees who joined the Group subsequently make monthly contributions to the scheme at 5% of the employee’s cash income as defined under the Mandatory Provident Fund legislation. Under the MPF scheme, the employer and its employees are each required to make contributions to the plan at 5% of the employees' relevant income, subject to a cap of monthly relevant income of HK$25,000 or HK$30,000 (effective from 1 June 2015). Contributions to the plan vest immediately.

As stipulated by the rules and regulations in the PRC, the Group contributes to state-sponsored retirement plans for its employees in Mainland China. The Group contribution range from 14% to 21% of the basic salaries of its employees, and has no further obligations for the actual payment of pension or post-retirement benefits beyond the annual contributions. The state-sponsored retirement plans are responsible for the entire pension obligations payable to retired employees.

During the years ended December 31, 2016, 2015 and 2014, the aggregate contributions of the Group to the aforementioned pension plans and retirement benefit schemes were approximately US$314,000, US$458,000 and US$378,000 respectively.

ZHEJIANG JIAHUAN
Pension plan

As stipulated by the rules and regulations in the PRC, the Group contributes to the state-sponsored retirement plans for its employees in Mainland China. The Group contributes approximately 26% of the basic salaries of its employees, and has no further obligations for the actual payment of pension or post-retirement benefits beyond the annual contributions. The state-sponsored retirement plans are responsible for the entire pension obligations payable to retired employees.

During the year ended December 31, 2016 and 2015, the aggregate contributions of the Group to the aforementioned pension plans and retirement benefit schemes were approximately RMB1,799,000 and RMB1,594,000 respectively.

ZHEJIANG TIANLAN
Pension plan

As stipulated by the rules and regulations in the PRC, the Group contributes to state-sponsored retirement plans for its employees in Mainland China. The Group contributes approximately ranging from 12% to 14% of the basic salaries of its employees, and has no further obligations for the actual payment of pension or post-retirement benefits beyond the annual contributions. The state-sponsored retirement plans are responsible for the entire pension obligations payable to retired employees.

During the years ended December 31, 2016, 2015 and 2014, the aggregate contributions of the Group to the aforementioned pension plans and retirement benefit schemes were approximately RMB3,905,000, RMB3,850,000 and RMB3,027,000 respectively.